SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES (Details) (Parenthetical)			6 Months Ended
	Mar. 29, 2022 shares	Mar. 29, 2022 $ / shares	Jun. 30, 2022 shares $ / shares
Warrants Exercise Price 5.75 [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement | shares			1,143,428
Warrant exercise price per share | $ / shares			$ 5.75
Warrants Exercise Price 3.30 Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	302,760	3.30